Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.47%	7.60%	7.34%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.41%	5.21%	5.70%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.70%	5.39%	5.46%
Class P
Prospectus [Line Items]
Average Annual Return, Percent	14.06%	9.12%	8.24%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
UBS U.S. Allocation Fund Benchmark (Indices reflect no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	15.90%	9.23%	8.95%